STOCK-BASED COMPENSATION PLANS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Phantom Share Units (PSUs) [Member]	Dec. 31, 2013 Phantom Share Units (PSUs) [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Phantom Share Units (PSUs) [Member]	Dec. 31, 2011 Predecessor [Member] Phantom Share Units (PSUs) [Member]	Sep. 30, 2012 Predecessor [Member] Employee Stock Option [Member]	Dec. 31, 2011 Predecessor [Member] Employee Stock Option [Member]	Sep. 30, 2012 Predecessor [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock Units (Rsus) [Member]
Allocated Share-based Compensation Expense	0	0.1	0	0.1	0	0	0	0	0	0.3	0	0	0	0.2	0	0.1